Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Debt

7. Debt

The Company’s outstanding debt obligations as of March 31, 2025 and December 31, 2024, including related party components, are as follows (in thousands):

	March 31, 2025
	Unpaid Balance	Accrued Interest	Net Carrying Value
Term notes payable	$750	$382	$1,132
Promissory note	600	23	623
Total debt	$1,350	$405	$1,755
Less: current portion of long-term debt			(1,155)
Long-term debt, net of current portion			$600

	December 31, 2024
	Unpaid Balance	Accrued Interest	Net Carrying Value
Term notes payable	$2,200	$753	$2,953
Bridge loan payable	200	23	223
Promissory note	600	45	645
Total debt	$3,000	$821	$3,821
Less: current portion of long-term debt			(3,221)
Long-term debt, net of current portion			$600

Scheduled maturities of outstanding debt, net of discounts as of March 31, 2025 are as follows (in thousands):

Year Ending December 31:
2025 (April — December)	$750
2026	—
2027	600
2028 and thereafter	—
Plus: accrued interest	405
Total debt	$1,755

The following discussion includes a description of the Company’s outstanding debt as of March 31, 2025 and December 31, 2024. The weighted average interest rate related to the Company’s outstanding debt was approximately 14.4% as of March 31, 2025 and December 31, 2024. Interest expense related to the Company’s outstanding debt totaled approximately $0.1 million  and $0.3 million for the three months ended March 31, 2025 and 2024, respectively, which is reported within other income (expense), net, in the unaudited condensed consolidated statements of operations.

Term Notes Payable

2021 Term Notes Payable

In January 2021, Calidi entered into a note agreement with a related party investor and director to borrow up to $0.5 million (“2021 Term Note”).

As of December 31, 2024, the interest rate of the 2021 Term Notes was 14%, and the total carrying value, including accrued interest was approximately $0.7 million. The total outstanding principal and accrued interest of 2021 Term Note of $0.7 million was settled in full in January 2025. As of that date, the 2021 Term Notes were no longer outstanding.

2022 Term Notes Payable

In November and December 2022, the Company issued $1.5 million of secured term notes payable (the “2022 Term Notes”) to investors, including to related parties (see Note 6).

On October 3 and November 8, 2023, the Company settled in cash $0.1 million and $0.2 million, respectively, of principal of 2022 Term Notes plus accrued interest. Said term notes payable were no longer outstanding as of the settlement date.

As of December 31, 2024, the interest rate of the 2022 Term Notes was 14% per annum, for a total principal of $0.2 million, and 16% per annum, for a total principal of $0.2 million. As of December 31, 2024, the total carrying value, including accrued interest, was $0.4 million. The total outstanding principal and accrued interest of 2022 Term Notes of $0.4 million was settled in full in January 2025. As of that date, the 2022 Term Notes were no longer outstanding.

2023 Term Notes Payable

From January through September 2023, the Company issued $3.3 million of secured term notes payable (the “2023 Term Notes”) to investors, including to related parties (see Note 6).

On October 3, 2023, as agreed upon above in connection with the Closing of the FLAG Merger, the Company settled in cash $0.6 million of principal of 2023 Term Notes plus accrued interest and said term notes payable were no longer outstanding as of that date.

During the year ended December 31, 2024, the Company settled in cash $0.3 million of principal of 2023 Term Notes plus accrued interest.

On December 23, 2024, pursuant to the debt amendment on $1.0 million of the 2023 Term Notes, commencing on February 1, 2025, the Company shall pay the holder, a related party, $0.1 million each month until the 2023 Term Notes’ principal and interest are fully paid. The principal shall continue accruing interest of 14% per annum until fully paid.

During the three months ended March 31, 2025, $0.5 million of the outstanding principal and accrued interest of the 2023 Term Notes was settled in cash.

As of March 31, 2025, the interest rate of the 2023 Term Notes was 14% per annum, for a total principal of $0.7 million. As of December 31, 2024, the interest rate was 14% and 18% per annum for a total principal of $1.2 million and $0.2 million, respectively. As of March 31, 2025 and December 31, 2024, the total carrying value, including accrued interest and net of debt discount, was $1.1 million and $1.9 million, respectively.

2024 Bridge Loan

On January 19, 2024, the Company received approximately $0.2 million in aggregate proceeds from the issuance of certain bridge loans (the “2024 Bridge Loan”), which mature one year from the issuance date and bear simple interest of 12% per annum. As consideration for the 2024 Term Loans, the Company issued an aggregate of 893 shares of restricted common stock to the Lender.

As of December 31, 2024, the total carrying value of the 2024 Bridge Loan, including accrued interest and net of debt discount, was $0.2 million.

The total outstanding principal and accrued interest of the 2024 Bridge Loan of $0.2 million was settled in full in January 2025. As of that date, the bridge loan was no longer outstanding.

Convertible Promissory Notes

On January 26, 2024, the Company entered into a convertible promissory note purchase agreement (the “2024 Purchase Agreement”) with an Accredited Investor (the “Investor”) for a loan in the principal amount of $1.0 million (the “2024 Convertible Note Loan”). In connection with the Convertible Note Loan, the Company issued a one-year convertible promissory note evidencing the aggregate principal amount of $1.0 million under the Loan, which accrues at a 12.0% simple interest rate per annum (the “2024 Convertible Note”).

On April 18, 2024, pursuant to the April Public Offering, the Company’s $1.0 million convertible note, inclusive of outstanding principal and accrued interest, was automatically converted into shares of Common Stock Unit shares, with terms identical to those sold in the April Public Offering. As of that date, the convertible note was no longer outstanding.

Promissory Note Loan Agreement

On July 1, 2024, the Company entered into a Loan Agreement with a third party lender (the “Lender”). Under the Loan Agreement, the Lender agreed to loan the Company the principal amount of $0.6 million pursuant to the terms of the promissory note dated July 1, 2024 which was issued to the Lender by the Company (the “Promissory Note”).

The Promissory Note bears a simple interest rate at 15.0% per annum and matures on the third calendar year from July 1, 2024 (the “Maturity Date”) unless due earlier due to an event of a default under the terms of the Promissory Note. The Company agreed to pay annual payments of accrued interest after each calendar year from the Payment Date until any remaining interest is paid in full on the Maturity Date.

As of March 31, 2025 and December 31, 2024, the total carrying value of the promissory note, including accrued interest, was $0.6 million.

7. Debt

The Company’s outstanding debt obligations as of December 31, 2024 and December 31, 2023, including related party components, are as follows (in thousands):

	December 31, 2024
	Unpaid Balance	Discount	Accrued Interest	Net Carrying Value
Term notes payable	$2,200	$—	$753	$2,953
Bridge loan payable	200	—	23	223
Promissory note	600	—	45	645
Total debt	$3,000	$—	$821	$3,821
Less: current portion of long-term debt				(3,221)
Long-term debt, net of current portion				$600

	December 31, 2023
	Unpaid Balance	Discount	Accrued Interest	Net Carrying Value
Term notes payable	$2,500	$(21)	$388	$2,867
Total debt	$2,500	$(21)	$388	$2,867
Less: current portion of long-term debt				(807)
Long-term debt, net of current portion				$2,060

Scheduled maturities of outstanding debt, net of discounts as of December 31, 2024 are as follows (in thousands):

Year Ending December 31:
2025	$2,400
2026	—
2027	600
2028 and thereafter	—
Plus: accrued interest	821
Total debt	$3,821

The following discussion includes a description of the Company’s outstanding debt as of December 31, 2024 and December 31, 2023. The weighted average interest rate related to the Company’s outstanding debt was approximately 14.4% and 15.1% as of December 31, 2024 and December 31, 2023, respectively. Interest expense related to the Company’s outstanding debt not accounted for under the fair value option totaled approximately $0.7 million and $1.1 million for the year ended December 31, 2024 and 2023, respectively, which is reported within other income (expense), net, in the consolidated statements of operations. Interest expense includes interest on outstanding borrowings and the amortization of discounts associated with debt issuance costs or from the allocation of proceeds to freestanding common stock or warrants as part of the relevant financing transactions.

Term Notes Payable

2021 Term Note Payable

In January 2021, the Company entered into a note agreement with a related party investor and director to borrow up to $0.5 million (“2021 Term Note”).

In connection with the closing of the FLAG Merger on September 12, 2023, the 2021 Term Note plus accrued interest was amended, with an extended maturity date of January 1, 2025. For this holder, a related party, the Company agreed to accrue an interest rate of 24% per annum payable with principal at maturity, and offered certain incentives, including 500,000 warrants to purchase common stock, fair valued at approximately $0.1 million at the time of the amendment.

The interest rate on the 2021 Term Notes was amended on August 12, 2024, to 14% per annum.

As of December 31, 2024 and December 31, 2023, the interest rate of the 2021 Term Notes was 14% and 24%, respectively, and the total carrying value, including accrued interest was approximately $0.7 million and $0.6 million, respectively. The term note was subsequently settled in January 2025 (see Note 12).

2022 Term Notes Payable

In November and December 2022, the Company issued $1.5 million of secured term notes payable (the “2022 Term Notes”) to investors, including to related parties (see Note 6).

On September 12, 2023, with regard to the 2022 Term Notes, approximately $0.5 million of principal plus accrued interest was amended, extending maturity of the notes to dates ranging from November 2023 to January 2025. Further, approximately $1.0 million of principal, excluding accrued interest, was settled with shares of common stock issued to the noteholders. For the term notes that were amended, all to related parties, $0.2 million of principal was extended to mature on November 1, 2023, $0.2 million of principal was extended to mature on March 1, 2024, and in February 2024 further extended to mature on May 1, 2024, and $0.2 million of principal was extended to mature on January 1, 2025. The debt amendments occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting. For the term loans that were settled with shares of common stock, the debt settlement occurred near or at the stated maturity and resulted in the application of extinguishment accounting.

On October 3 and November 8, 2023, the Company settled in cash $0.1 million and $0.2 million, respectively, of the principal of 2022 Term Notes plus accrued interest. Said term notes payable were no longer outstanding as of the settlement dates.

On March 1, 2024, the maturity date of $0.2 million of the 2022 Term Note was extended to May 1, 2024. The amended 2022 Term Note will accrue interest at 16% per annum commencing on March 1, 2024. All other terms and conditions remained substantially unchanged. The debt amendment occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting in accordance with ASC 470-50. The carrying value of the original notes equals the fair value at extinguishment date, which resulted in no gain or loss recorded in the consolidated statement of operations.

On April 12, 2024, the maturity date of $0.2 million of the 2022 Term Note was extended to January 1, 2025. All other terms and conditions remained substantially unchanged. The debt amendment occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting. The carrying value of the original notes equals the fair value at extinguishment date, which resulted in no gain or loss recorded in the consolidated statement of operations.

The interest rate of 24% per annum on the 2022 Term Notes for a total principal of $0.2 million was amended on August 12, 2024, to 14% per annum.

As of December 31, 2024 and December 31, 2023, the interest rate of the 2022 Term Notes was 14% and 24% per annum, respectively, for a total principal of $0.2 million, and 16% and 15% per annum, respectively, for a total principal of $0.2 million. As of December 31, 2024 and December 31, 2023, the total carrying value, including accrued interest, was $0.4 million. The term notes were subsequently settled in January 2025 (see Note 12).

2023 Term Notes Payable

From January through September 2023, the Company issued $3.3 million of secured term notes payable (the “2023 Term Notes”) to investors, including to related parties (see Note 6).

On September 12, 2023, approximately $1.2 million of principal plus accrued interest was amended, extending maturity of the notes to January 1, 2025. Further, approximately $1.0 million of principal, excluding accrued interest, was settled with shares of common stock issued to the noteholders. For the term notes that were amended, all which were extended to January 1, 2025 by the holder, a related party, the Company agreed to accrue an interest rate of 24% per annum payable with principal at maturity. The debt amendment occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting. For the term loans that were settled with shares of common stock, the settlement resulted in the issuance of 19,735 shares of common stock with a fair value of $1.1 million. The debt settlement occurred near or at the stated maturity and resulted in the application of extinguishment accounting.

On October 3, 2023, as agreed upon above in connection with the Closing of the FLAG Merger, the Company settled in cash $0.6 million of principal of 2023 Term Notes plus accrued interest and said term notes payable were no longer outstanding as of that date.

On April 12, 2024, the maturity date of $0.3 million of the 2023 Term Note was extended to January 1, 2025. Approximately $0.2 million of the amended 2023 Term Note will accrue interest at 18% per annum commencing on April 12, 2024, while the interest rate of the other $0.1 million of the amended 2023 Term Note will remain unchanged. All other terms and conditions remained substantially unchanged. The debt amendment occurred close to or upon the stated maturity date and resulted in the application of extinguishment accounting. The carrying value of the original notes equals the fair value at extinguishment date, which resulted in no gain or loss recorded in the consolidated statement of operations.

During the year ended December 31, 2024, the Company settled in cash $0.3 million of principal of 2023 Term Notes plus accrued interest and said term notes payable were no longer outstanding as of that date.

The interest rate of 24% on the 2023 Term Notes for a total principal of $1.1 million was amended on August 12, 2024, to 14% per annum.

On December 23, 2024, pursuant to the debt amendment on $1.0 million of the 2023 Term Notes, commencing on February 1, 2025, the Company shall pay the holder, a related party, $0.1 million each month until the 2023 Term Note’s principal and interest are fully paid. The principal shall continue accruing interest of 14% per annum until fully paid.

As of December 31, 2024 and December 31, 2023, the interest rate of the 2023 Term Notes was 14% and 24% per annum, respectively, for a total principal of $1.1 million, 18% and 14% per annum, respectively, for a total principal of $0.2 million, and 14% per annum for a total principal of $0.1 million. As of December 31, 2024 and December 31, 2023, the total carrying value, including accrued interest and net of debt discount, was $1.9 million. Term notes of $0.5 million were subsequently settled in January 2025 (see Note 12).

2024 Bridge Loan

On January 19, 2024, the Company received approximately $0.2 million in aggregate proceeds from the issuance of certain bridge loans (the “2024 Bridge Loan”), which mature one year from the issuance date and bear simple interest of 12% per annum. As consideration for the 2024 Term Loans, the Company issued an aggregate of 893 shares of restricted common stock to the Lender.

As of December 31, 2024, the total carrying value of the 2024 Bridge Loan, including accrued interest and net of debt discount, was $0.2 million, which was fully settled in January 2025 (see Note 12).

Convertible Promissory Notes

On January 26, 2024, the Company entered into a convertible promissory note purchase agreement (the “2024 Purchase Agreement”) with an Accredited Investor (the “Investor”) for a loan in the principal amount of $1.0 million (the “2024 Convertible Note Loan”). In connection with the Convertible Note Loan, the Company issued a one-year convertible promissory note evidencing the aggregate principal amount of $1.0 million under the Loan, which accrues at a 12.0% simple interest rate per annum (the “2024 Convertible Note”).

The 2024 Convertible Note also provides the Investor a voluntary right to convert all, but not less than all, the Principal Amount and accrued interest into shares of the Company’s common stock at a conversion rate equal to a 10% discount to the 10-day VWAP as determined immediately before January 26, 2024. In addition, upon such voluntary conversion by the Investor, the Investor will be entitled to a warrant for 50% of the number of shares of the Company’s common stock issued upon the Note conversion at an exercise equal to 120% of the Conversion Price (the “2024 Note Warrant”). In the event the Company consummates a public offering prior to the maturity date of the 2024 Convertible Note, the 2024 Convertible Note and accrued interest will be subject to a mandatory conversion into the equity securities of the Company issued and sold to investors in such public offering, equal to the price per share of the equity security sold to other purchasers and subject to similar terms and conditions of such public offering, except that such equity securities received under a mandatory conversion will be restricted securities.

On April 18, 2024, pursuant to the April Public Offering (see Note 1), the Company’s $1.0 million convertible note, inclusive of outstanding principal and accrued interest, was automatically converted into shares of Common Stock Unit shares, with terms identical to those sold in the April Public Offering. As of that date, the convertible note was no longer outstanding.

Convertible Promissory Notes and Unasserted Claim Settlement

On March 8, 2024, the Company entered into settlement agreement (“Settlement Agreement”) with an investor who previously enter into a series of related agreements including (i) an agreement with Calidi Cure to fund the purchase of Calidi Series B Preferred Stock; (ii) a Non-Redemption Agreement with the Company; (iii) an OTC Equity Prepaid Forward Purchase Agreement with the Company; and (iv) a Subscription Agreement with the Company (items (i) through (iv) collectively “the Supplemental Funding Agreements”) for the purpose of satisfying the “Minimum Cash Condition” required under the Business Combination agreement between First Light Acquisition Group, Inc., and Calidi Biotherapeutics, Inc., a Nevada corporation among others. Pursuant to the Settlement Agreement, (i) the investor purchased a $2.0 million convertible note from the Company for cash and (ii) the Company issued to the investor a $1.5 million convertible note in consideration for the settlement of all claims related to the Supplemental Funding Agreements. The $2.0 million convertible note and $1.5 million convertible note are collectively herein referred to as the “Convertible Notes”. The Convertible Notes bear semiannual interest at 10.0% per annum and each mature on March 8, 2028, unless due earlier due to an event of a default. After the earlier of 180 days or the effective date of a registration statement registering the Company’s common stock underlying the Convertible Notes, the Company may prepay the Convertible Notes, including any interest earned thereon, without penalty. The Convertible Notes provide the Investor a right to convert in whole or in part , the Principal Amount (as defined in the Convertible Notes) and accrued interest earned thereon into shares of the Company’s common stock at an initial note conversion price equal to 94.0% of the 10-day VWAP ending the business day preceding execution of the Convertible Notes, subject to a reset note conversion price equal to 94.0% of 10-day VWAP ending on the one hundred and eightieth (180th) day from the issuance of the Convertible Notes. On September 4, 2024, the exercise price was reset to $1.14. In the event the Company completes a financing (i) of at least $8.0 million in an offering registered with the SEC; or (ii) of at least $2.0 million with a non-affiliated purchaser at an effective price of at least 150.0% of the initial note conversion price, then the Convertible Notes will be subject to mandatory conversion at the lower of the initial note conversion price and reset note conversion price.

On April 14, 2024, the $1.5 million convertible note agreement was amended to include a mandatory prepayment of the entire convertible note upon the closing of a public offering of the Company’s securities registered with the Securities and Exchange Commission in which Holder participates in an amount equal to the principal amount of the convertible note. All other terms and conditions remained substantially unchanged. As no concession was granted as part of the amendment and the present value of the cash flows under the new debt instrument did not differ from the present value of the remaining cash flows under the terms of the original debt instrument, it was determined that the debt was not substantially different which resulted in modification accounting. The carrying value of the original notes equaled the fair value at modification date, which resulted in no adjustment to the debt’s carrying value.

During the year ended December 31, 2024, the $1.5 million convertible note was paid in full upon the closing of a public offering by the Company, in which the Holder participated in an amount equal to the principal amount of the convertible note, and principal of $2.0 million and accrued interest of $0.1 million of the Company’s $2.0 million convertible note was converted into 1,863,855 shares of common stock. As of December 31, 2024, the convertible notes were no longer outstanding.

Promissory Note Loan Agreement

On July 1, 2024, the Company entered into a Loan Agreement with a third party lender (the “Lender”). Under the Loan Agreement, the Lender agreed to loan the Company the principal amount of $0.6 million pursuant to the terms of the promissory note dated July 1, 2024 which was issued to the Lender by the Company (the “Promissory Note”).

The Promissory Note bears a simple interest rate at 15.0% per annum and matures on the third calendar year from July 1, 2024 (the “Maturity Date”) unless due earlier due to an event of a default under the terms of the Promissory Note. The Company agreed to pay annual payments of accrued interest after each calendar year from the Payment Date until any remaining interest is paid in full on the Maturity Date. As of December 31, 2024, the total carrying value of the promissory note, including accrued interest, was $0.6 million.